SA Global Index Allocation 60-40 Portfolio Expense Example - SA Global Index Allocation 60-40 Portfolio - Class 3	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	$ 1,023